Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Jun. 30, 2024
Condensed Financial Information of The Parent Company [Line Items]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of June 30,
	2023	2024
	RMB	RMB
ASSETS
Investment in subsidiaries	-	22,430,461
Total assets	-	22,430,461

LIABILITIES
Investment in subsidiaries	20,279,062	-
Total liabilities	20,279,062	-

Shareholders’ (deficit)/equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 8,700,000 Class A ordinary shares issued and outstanding as of June 30, 2023 and 2024, respectively)	631	631
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2023 and 2024, respectively)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	-	31,500,000
Accumulated deficit	(20,279,062)	(9,069,539)
Total shareholders’ (deficit)/equity	(20,279,062)	22,430,461

TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQITY	-	22,430,461

Schedule of Condensed Statements of Operations and Comprehensive Income	Condensed Statements of operations and comprehensive income
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Operating profit:
Equity in profit of subsidiaries	2,486,414	7,817,760	11,209,523

Profit before income tax expenses	2,486,414	7,817,760	11,209,523
Income tax expenses		-	-
Net profit	2,486,414	7,817,760	11,209,523